Fair Value Measurement- Summary of Carrying Amount of Hedged Financial Instruments, Related Notional Amount of Hedge and Estimated Fair Value of Derivatives (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Interest-bearing deposits with banks
Derivative [Line Items]
Carrying amount	$ 1,396	$ 11,328
Notional amount of hedge	1,396	11,328
Unrealized Gain	30	38
Unrealized (Loss)	(19)	(224)
Securities available-for-sale
Derivative [Line Items]
Carrying amount	5,914	5,597
Notional amount of hedge	6,647	5,355
Unrealized Gain	721	12
Unrealized (Loss)	(95)	(339)
Deposits
Derivative [Line Items]
Carrying amount	0	10
Notional amount of hedge	0	10
Unrealized Gain	0	1
Unrealized (Loss)	0	0
Long-term debt
Derivative [Line Items]
Carrying amount	15,036	15,100
Notional amount of hedge	14,755	14,314
Unrealized Gain	483	911
Unrealized (Loss)	$ (72)	$ (4)